ORGANIZATION AND PRINCIPAL BUSINESS	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL BUSINESS

1. ORGANIZATION AND PRINCIPAL BUSINESS

Click Holdings Limited (“Click Holdings”) was incorporated on January 31, 2024 in the British Virgin Islands (“BVI”). Click Holdings is a holding company without any operations and owns two companies and their subsidiaries that are incorporated in Hong Kong (collectively, the “Company”).

On October 9, 2024, the Company consummated the IPO of 1,400,000 ordinary shares, par value of US$0.0001 per share at US$4.00 per share. The ordinary shares of Click Holdings began trading on the Nasdaq Capital Market under the ticker symbol “CLIK”.

The Company is a human resources solutions provider primarily focused on talent sourcing and the provision of temporary and permanent personnel in: (i) professional, (ii) nursing, and (iii) logistics and other services.

Business Reorganization

A reorganization of the Company’s legal entity structure was completed in August 2024. The reorganization involved the incorporation of Click Holdings in January 2024, and the equity transfer of Booming Voice Limited (“Booming Voice”) and Diligent Yield Investment Development Limited (“Diligent Yield”) to Click Holdings in February 2024. This transaction was treated as a reorganization of the companies under common control and the Company’s consolidated financial statements (“CFS”) give retroactive effect to this transaction.

The following sets forth the Company’s consolidated subsidiaries:

Subsidiaries	Place of incorporation	% of beneficial ownership as of date of this report	Date of incorporation	Principal activities
Booming Voice	BVI	100%	October 25, 2023	Holding company, not engaged in any business activities
Diligent Yield	BVI	100%	October 1, 2021	Holding company, not engaged in any business activities
Top Spin Investment Company Limited (“Top Spin”)	BVI	100%	February 20, 2025	Holding company, not engaged in any business activities
Performance Plus Enterprises Limited (“Performance Plus”)	BVI	80%	July 1, 2014	Holding company, not engaged in any business activities
JFY Corporate Services Company Limited (“JFY Corporate”)	Hong Kong	100%	May 8, 2017	Provision of human resources solution services for professional services
Click Services Limited (“Click Services”)	Hong Kong	100%	August 28, 2020	Provision of human resources solution services for nursing solution services and logistics and other solution services
Care U Professional Nursing Service Limited (“Care U”)	Hong Kong	80%	December 3, 2014	Provision of human resources solution services for nursing solution services

CLICK HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND PRINCIPAL BUSINESS (cont.)